Subsequent Events (Details)		6 Months Ended
	Feb. 25, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) m² $ / shares	Dec. 31, 2024 CNY (¥)	Jun. 17, 2025 USD ($)	Jun. 17, 2025 CNY (¥)	Jun. 30, 2024 $ / shares
Subsequent Events [Line Items]
Aggregate value (in Dollars) | $		$ 1,100,000
Office One [Member]
Subsequent Events [Line Items]
Square meters (in Square Meters) | m²		580
Monthly rent			¥ 16,095
Office Two [Member]
Subsequent Events [Line Items]
Square meters (in Square Meters) | m²		200
Monthly rent			¥ 5,550
Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.01				$ 0.01
Forecast [Member]
Subsequent Events [Line Items]
Borrowed amount				$ 3,479,785	¥ 25,400,000
Forecast [Member] | Hand Network Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Percentage of equity	99.00%
Forecast [Member] | Xiamen International Bank [Member]
Subsequent Events [Line Items]
Borrowed amount					¥ 1,800,000
Percentage of annual interest rate				4.50%	4.50%
Forecast [Member] | Xiamen Rural Commercial Bank [Member]
Subsequent Events [Line Items]
Borrowed amount					¥ 4,500,000
Percentage of annual interest rate				3.60%	3.60%
Forecast [Member] | Xiamen Bank [Member]
Subsequent Events [Line Items]
Borrowed amount					¥ 5,000,000
Percentage of annual interest rate				3.10%	3.10%
Forecast [Member] | Bank of China [Member]
Subsequent Events [Line Items]
Borrowed amount					¥ 4,500,000
Percentage of annual interest rate				4.00%	4.00%
Forecast [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares	2,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.01
Aggregate value (in Dollars) | $	$ 2,000,000
Forecast [Member] | Common Class A [Member] | Mr. Ling Yang [Member]
Subsequent Events [Line Items]
Percentage of equity	99.00%